Net income/(expense) from financial instruments measured at fair value through profit and loss - HSBC Holdings – Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis	[1]	$ 21,116	$ 16,661	$ 10,278
HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		2,899	1,063	2,129
Changes in fair value of designated debt and related derivatives	[2]	(125)	(1,468)	2,144
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		2,086	3,692	(2,409)
Year ended 31 Dec		4,860	3,287	1,864
HSBC Holdings | Derivatives managed in conjunction with HSBC Holdings-issued debt securities
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		93	426	(1,529)
HSBC Holdings | Other changes in fair value
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(218)	(1,894)	3,673
Net trading activities
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		23,186	20,391	2,372
Net trading activities | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		984	(546)	2,094
Other instruments managed on a fair value basis
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		(2,070)	(3,730)	7,906
Other instruments managed on a fair value basis | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 1,915	$ 1,609	$ 35

[1]	Includes a $255m gain (2023: $315m loss) on the foreign exchange hedging of the proceeds from the sale of our banking business in Canada and a $114m mark-to-market gain (2023:nil) on interest rate hedging of the portfolio of retained loans post sale of our retail banking business in France.

[2]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.